Stock-based Compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Nov. 16, 2025	Sep. 23, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock			241,607,000
Weighted-average grant-date fair value per share			$ 6.11	$ 0.64	$ 0.41
Grant-date fair value of stock options			$ 10.7	$ 3.3	$ 1.9
Expense related to unvested options			$ 63.1
Estimated weighted average period			2 years 10 months 24 days
Incremental expense	$ 3.2
Accelerated compensation cost			$ 3.0
Share based compensation arrangement capitalized amount			0.4
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized share based compensation expense restricted share units			$ 14.9
Unrecognized share based compensation expense weighted average period restricted share units			4 years 1 month 6 days
2025 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum			5.00%
Number of shares authorized (in shares)		28,195,000
Number of potential additional shares (in shares)		56,100,142
Share based compensation arrangement by share based payment award number of shares available for future grant			25,709,273
Share based compensation arrangement by share based payment award number of additional shares allowable under the plan			56,390,000
2025 Employee Stock Purchase Plan [Member] | Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock		5,639,000
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum		1.00%
Share based compensation arrangement by share based payment award number of additional shares allowable under the plan		11,280,000
Percentage price of common stock on offering date		85.00%
Legacy Kodiak 2018 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Terms of award under share-based payment arrangement			Outstanding options generally have a contractual term of 10 years (five years for 10% stockholders) and a four-year vesting schedule, typically consisting of a one-year cliff followed by monthly vesting thereafter.